GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

3. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents the changes in the carrying amount of goodwill, in total by reportable segment, in thousands:

	Unified Communications	Communication Services	Consolidated
Balance at January 1, 2012	$989,922	$772,713	$1,762,635
Acquisitions	—	49,723	49,723
Acquisition accounting adjustments	970	43	1,013
Foreign currency translation adjustment	3,480	—	3,480

Balance at December 31, 2012	994,372	822,479	1,816,851
Foreign currency transalation adjustments	7,070	—	7,070

Balance at December 31, 2013	$1,001,442	$822,479	$1,823,921

The following table presents the gross carrying amount and accumulated impairment charge of goodwill, in thousands:

	As of December 31
	2013	2012
Gross carrying amount	$1,861,596	$1,854,526
Accumulated impairment	(37,675)	(37,675)

Net carrying amount	$1,823,921	$1,816,851

Impairment testing results performed during the fourth quarter of 2013 and 2012 indicated that the fair value of each of our reporting units as calculated during the step one analysis exceeded the carrying value and therefore we were not required to perform the step two analysis for the years ended December 31, 2013 and 2012.

Other intangible assets

Below is a summary of the major intangible assets and weighted average amortization periods for each identifiable intangible asset, in thousands:

	As of December 31, 2013			Weighted Average Amortization Period (Years)
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets
Client Relationships	$547,860	$(422,367)	$125,493	9.5
Technology & Patents	122,099	(72,549)	49,550	8.7
Trade names (indefinite-lived)	47,110	—	47,110	Not applicable
Trade names (finite-lived)	27,414	(20,389)	7,025	4.3
Other intangible assets	15,894	(13,631)	2,263	4.3

Total	$760,377	$(528,936)	$231,441	8.4

	As of December 31, 2012			Weighted Average Amortization Period (Years)
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets
Client Relationships	$544,273	$(382,359)	$161,914	9.5
Technology & Patents	120,606	(57,768)	62,838	8.7
Trade names (indefinite-lived)	47,110	—	47,110	Not applicable
Trade names (finite-lived)	27,319	(16,760)	10,559	4.3
Other intangible assets	15,898	(12,647)	3,251	4.3

Total	$755,206	$(469,534)	$285,672	8.4

Amortization expense for finite-lived intangible assets was $55.3 million, $65.8 million and $61.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Estimated amortization expense in millions for the next five years for intangible assets is as follows:

2014	$45.9 million
2015	$37.3 million
2016	$27.8 million
2017	$20.9 million
2018	$18.3 million

The trade name intangible asset for three acquisitions (InterCall in 2003, Intrado, Inc. (“Intrado”) in 2006 and TeleVox in 2007) have been determined to have an indefinite life based on management’s current intentions. If factors were to change that would indicate the need to assign a finite life to these assets, we will do so and will commence amortization. During the fourth quarter of 2013, we performed our annual impairment analysis for these trade names using the relief-from-royalty methodology. No trade names were determined to be impaired during 2013.